Offsets	Mar. 27, 2025 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	SANOFI
Form or Filing Type	S-8
File Number	333-278502
Initial Filing Date	Apr. 04, 2024
Fee Offset Claimed	$ 1,697.57
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Ordinary Shares
Unsold Securities Associated with Fee Offset Claimed | shares	145,917
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 11,501,177.94
Offset Note
(1)
Pursuant to Rule 457(p) under the Securities Act, the Registrant offsets the registration fee required in connection with this Registration Statement by $3,108.98, which represents a portion of the dollar amount of the filing fee previously paid by the Registrant that corresponds to unsold Ordinary Shares registered pursuant to its Registration Statement on
Form S-8
(Registration No. 333-278502) filed with the Commission on April 4, 2024 and subsequently deregistered by a Post-Effective Amendment No. 1 to Form S-8 Registration Statement filed with the Commission on March 21, 2025. The Registrant has terminated or completed the offering that included the unsold Ordinary Shares offered under this Registration Statements on Form S-8 and has deregistered all such unsold Ordinary Shares by filing a Post-Effective Amendment to such Registration Statement on Form S-8.

Termination / Withdrawal Statement	The Registrant has terminated or completed the offering that included the unsold Ordinary Shares offered under this Registration Statements on Form S-8 and has deregistered all such unsold Ordinary Shares by filing a Post-Effective Amendment to such Registration Statement on Form S-8.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	SANOFI
Form or Filing Type	S-8
File Number	333-278502
Filing Date	Apr. 04, 2024
Fee Paid with Fee Offset Source	$ 4,653.53
Offset Note
(1)
Pursuant to Rule 457(p) under the Securities Act, the Registrant offsets the registration fee required in connection with this Registration Statement by $3,108.98, which represents a portion of the dollar amount of the filing fee previously paid by the Registrant that corresponds to unsold Ordinary Shares registered pursuant to its Registration Statement on
Form S-8
(Registration No. 333-278502) filed with the Commission on April 4, 2024 and subsequently deregistered by a Post-Effective Amendment No. 1 to Form S-8 Registration Statement filed with the Commission on March 21, 2025. The Registrant has terminated or completed the offering that included the unsold Ordinary Shares offered under this Registration Statements on Form S-8 and has deregistered all such unsold Ordinary Shares by filing a Post-Effective Amendment to such Registration Statement on Form S-8.

Termination / Withdrawal Statement	The Registrant has terminated or completed the offering that included the unsold Ordinary Shares offered under this Registration Statements on Form S-8 and has deregistered all such unsold Ordinary Shares by filing a Post-Effective Amendment to such Registration Statement on Form S-8.